PROVISION FOR TAX, CIVIL AND LABOR RISKS - Contingent liabilities additional information (Detail 2) $ in Millions		12 Months Ended
		Dec. 31, 2022 BRL (R$)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 BRL (R$)		Dec. 31, 2020 BRL (R$)		Dec. 31, 2020 USD ($)
Disclosure of contingent liabilities [line items]
Contingencies assessed as possible risk of loss		R$ 8,806,935,000		R$ 10,193,858,000
Tax incentives recognized from tax exclusions		135,297,000
Provisions		1,337,273,000		1,318,442,000
Additional impact on the provision	[1]	595,502,000		296,801,000
Reversals of provisions	[2]	307,267,000		352,978,000
Revenue with royalties	[3]	119,438,000
Tax Contingency [member]
Disclosure of contingent liabilities [line items]
Contingencies assessed as possible risk of loss		8,480,614,000		9,884,541,000
Civil, commercial and other lawsuits [member]
Disclosure of contingent liabilities [line items]
Contingencies assessed as possible risk of loss		161,859,000		128,479,000
Labor [member]
Disclosure of contingent liabilities [line items]
Contingencies assessed as possible risk of loss		164,462,000		180,838,000
IPI tax debts, due to the alleged non-observance of the minimum tax base [member] | Tax Contingency [member]
Disclosure of contingent liabilities [line items]
Contingencies assessed as possible risk of loss		2,472,645,000		2,009,562,000
Related to Decree nº 8.393/2015 [member] | Tax Contingency [member]
Disclosure of contingent liabilities [line items]
Contingencies assessed as possible risk of loss		2,218,971,000		1,907,246,000
Related to Collection of ICMS and ICMS-ST [member] | Tax Contingency [member]
Disclosure of contingent liabilities [line items]
Contingencies assessed as possible risk of loss		1,374,933,000		1,560,023,000
Related to IRPJ and CSLL tax debts [member] | Tax Contingency [member]
Disclosure of contingent liabilities [line items]
Contingencies assessed as possible risk of loss		1,509,890,000		1,419,237,000
Related to collection of ICMS-ST by Finance Department of the São Paulo Federal State [member] | Tax Contingency [member]
Disclosure of contingent liabilities [line items]
Contingencies assessed as possible risk of loss		633,370,000		539,561,000
IPI tax debts for disagreeing with the tax classification [member] | Tax Contingency [member]
Disclosure of contingent liabilities [line items]
Contingencies assessed as possible risk of loss		719,920,000		662,991,000
Contingent liabilities (business combination)
Disclosure of contingent liabilities [line items]
Provisions	[4]	406,428,000		597,585,000		797,693,000
Additional impact on the provision	[4]
Reversals of provisions	[2],[4]	196,925,000		195,092,000
Avon Products Inc [Member]
Disclosure of contingent liabilities [line items]
Settlement amount | $								$ 29.3
Revenue with royalties		119,438,000
Cash compensation received		R$ 136,200,000
Avon Products Inc [Member] | Civil, commercial and other lawsuits [member]
Disclosure of contingent liabilities [line items]
Number of pending individual cases		227
Number of new proceedings filed		128	128
Number of cases dismissed, settled or otherwise resolved		52	52
Labour
Disclosure of contingent liabilities [line items]
Provisions		R$ 186,118,000		233,472,000		251,339,000
Additional impact on the provision	[1]	91,694,000		90,855,000
Reversals of provisions	[2]	51,649,000		77,727,000
Labour | Contingent liabilities (business combination)
Disclosure of contingent liabilities [line items]
Provisions		17,116,000
Civil
Disclosure of contingent liabilities [line items]
Provisions		557,675,000		305,690,000		219,374,000
Additional impact on the provision	[1]	425,398,000		181,856,000
Reversals of provisions	[2]	12,791,000		35,433,000
Civil | Contingent liabilities (business combination)
Disclosure of contingent liabilities [line items]
Provisions		9,053,000
Civil | Avon Products Inc [Member]
Disclosure of contingent liabilities [line items]
Compensatory damages | $			$ 36.0
Punitive damages | $			$ 10.3
Tax
Disclosure of contingent liabilities [line items]
Contingencies assessed as possible risk of loss		123,266,000
Provisions		187,052,000		181,694,000	[1]	R$ 217,536,000	[1]
Additional impact on the provision	[1]	78,410,000		24,090.00
Reversals of provisions	[2]	45,902,000		R$ 44,726	[1]
Other contingent liabilities associated with tax amnesty, net amount		20,492,000
Tax | Contingent liabilities (business combination)
Disclosure of contingent liabilities [line items]
Provisions		380,259,000
Tax | Avon Products Inc [Member]
Disclosure of contingent liabilities [line items]
Reversals of provisions		86,979,000
Settlement of historically recognized revenues		R$ 16,762,000

[1]	During the year ended December 31, 2022, certain balances included in provisions for tax risks on December 31, 2021 were reclassified for better alignment between the Group's subsidiaries, as disclosed in note No. 2.
[2]	Reversals of contingent liabilities (business combination) refer mainly to the adhesion to state tax amnesty programs, and change in estimates for civil and labor lawsuits, which took place in the first and third quarter of 2022.
[3]	Refers to royalties received by the subsidiary Avon from its representative in Japan, after a judicial dispute as mentioned in note 22.
[4]	The business combination amounts as of December 31, 2022 are segregated between tax (R$380,259), civil (R$9,053) and labor (R$17,116) proceedings.